Schedule of Future Minimum Payments operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Payments operating Leases (Table):
Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease commitments as of December 31, 2013 under all noncancelable operating leases with initial terms of one year or more are shown in the following table:

Year	Lease Payments
2014	$ 336
2015	347
2016	320
2017	290
2018	290
Thereafter	3,942
Total	$ 5,525